Land Use Rights (Details) - Land use rights - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Land Use Rights
Cost	¥ 3,846,660	¥ 3,338,843
Incentive payment from local government	(15,000)	(15,000)
Accumulated amortization	(124,481)	(52,331)
Land use right, net	3,707,179	3,271,512
Total amortization expense	¥ 72,200	¥ 31,300	¥ 9,200